ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)		12 Months Ended
	Jun. 10, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Allowances for credit loss		$ 445,389
Credit loss reversal		496,075	$ 4,118	$ 96,910
Accounts receivable gross	$ 2,600,000
Provision for credit loss	500,000	60,406	60,406	60,406
Proceeds from issuance of third party exchange	1,000,000.0
Proceeds from issuance of cash	135,000
Loss on sale of accounts receivable	$ 1,100,000	(1,097,204)
Accounts receivable outsatanding		$ 1,500,000